Operating Expenses and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Operating Expenses and Cost of Sale
	2020	2019	2018
Cost of sales	13,229,715	4,033,454	3,782,843
Selling, marketing and logistics expenses	15,702,787	6,395,586	5,828,713
Administrative, R&D, IT and project expenses	5,955,996	2,405,576	2,251,341
Total	34,888,498	12,834,616	11,862,897

Summary of Operating Expenses and Cost of Sale Breakdown by Nature
Classified by nature
Cost of sales	13,229,715	4,033,454	3,782,843
Raw material/packaging material/resale	11,222,801	3,457,481	3,223,446
Employee benefits expense (note 28)	638,525	293,374	276,848
Depreciation and amortization	215,355	57,443	65,157
Other	1,153,034	225,156	217,392

Selling, marketing and logistics expenses	15,702,787	6,395,586	5,828,713
Logistics costs	2,479,156	797,055	750,238
Employee benefits expense (note 28)	4,198,147	1,667,202	1,656,611
Marketing, sales force and other selling expenses	7,723,827	3,164,875	3,191,895
Depreciation and amortization	1,301,657	766,454	229,969

Administrative, R&D, IT and project expenses	5,955,996	2,405,576	2,251,341
Innovation expenses	270,256	89,675	102,436
Employee benefits expense (note 28)	2,498,024	1,223,586	1,036,866
Other administrative expenses	1,985,872	798,796	817,254
Depreciation and amortization	1,201,844	293,519	294,785

Total	34,888,498	12,834,616	11,862,897